FINANCIAL RISK FACTORS - Market Risk and Foreign Currency Risk (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Market risk | Investments
FINANCIAL RISK FACTORS
Percentage of reasonably possible change in risk assumption	10.00%
Effect on equity due to reasonably possible change in designated risk component	$ 68,566	$ 252,433
Market risk | Cryptocurrencies | SOL
FINANCIAL RISK FACTORS
Percentage of reasonably possible change in risk assumption		10.00%
Effect on equity due to reasonably possible change in designated risk component	$ 12,652,934	$ 2,557,551
Foreign currency risk
FINANCIAL RISK FACTORS
Percentage of reasonably possible change in risk assumption	10.00%
Effect on equity due to reasonably possible change in designated risk component	$ 1,200,000	1,800,000
Foreign exchange gain or loss on reasonably possible change in designated risk component	$ 100,000	$ 200,000